Acquisition of Asanko Gold - Additional Information (Detail) - USD ($) $ in Millions	Mar. 29, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Key assumptions used to determine fair value of redeemable preference shares			$ 129.9
Redeemable preference shares		$ 95.5	$ 132.9	[1]
Redeemable Preference Shares [Member]
Disclosure of detailed information about business combination [line items]
Redeemable preference shares		$ 20.0
Asanko Gold Ghana Limited [member]
Disclosure of detailed information about business combination [line items]
Interest in subsidiary	45.00%
Government of Ghana ownership retained	10.00%
Adansi Gold Company Ghana Limited [member]
Disclosure of detailed information about business combination [line items]
Interest in subsidiary	50.00%
Shika Group Finance Limited [member]
Disclosure of detailed information about business combination [line items]
Interest in subsidiary	50.00%

[1]	Refer note 42.